Stradley Ronon Stevens & Young, LLP
Suite 2600
2005 Market Street
Philadelphia, PA 19103-7018
Telephone 215.564.8000
Fax 215.564.8120
www.stradley.com

Don E. Felice

dfelice@stradley.com

(215) 564-8794

June 13, 2018

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	HC Capital Trust (“Registrant”)

1933 Act Registration No. 33-87762

1940 Act Registration No. 811-08918

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (a) of Rule 20a-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) and pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, is a preliminary copy of the notice of meeting, proxy statement and form of proxy to be furnished to shareholders of The Intermediate Term Municipal Bond Portfolio and The Intermediate Term Municipal Bond II Portfolio (the “Portfolios”) of the Registrant in connection with a Special Joint Meeting of Shareholders to be held on July 27, 2018 (the “Special Meeting”). The definitive proxy materials will be sent to shareholders on or about June 29, 2018.

At the Special Meeting, shareholders of each Portfolio will be asked to approve an amendment to the respective portfolio management agreement between City of London Investment Management Company Limited and the Trust related to that Portfolio. The Trust may also transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

Questions concerning this information statement may be directed to me at (215) 564-8794.

Sincerely yours,

/s/ Don E. Felice

Don E. Felice